Accounting Policies, by Policy (Policies)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The interim unaudited condensed consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States (“US GAAP”).

The unaudited condensed consolidated financial information as of December 31, 2025 and for the six months ended December 31, 2024 and 2025 has been prepared without audit, pursuant to the rules and regulations of the Securities Exchange Commission (the “SEC”) and pursuant to Regulation S-X. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with U.S. GAAP, have been omitted pursuant to those rules and regulations. The unaudited interim financial information should be read in conjunction with the audited financial statements and the notes thereto, included in the annual report on Form 20-F for the years ended June 30, 2025.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the years ended June 30, 2023, 2024 and 2025. The results of loss for the six months ended December 31, 2025 are not necessarily indicative of the results for the full years.

Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly and majority owned subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Non-controlling interests

Non-controlling interests

Non-controlling interests represent the equity interests in the subsidiaries that are not attributable, either directly or indirectly, to the Company. For the Company’s unaudited condensed consolidated financial statements, non-controlling interests represent a minority shareholder’s 49% in Zhonglian and Zhibao Yingshi.

Liquidity Condition and Going Concern

Liquidity Condition and Going Concern

As of December 31, 2025, the Company reported working capital deficits of RMB 30.4 million (US$4.3 million) and accumulated deficits of RMB 198.1 million (US$28.3 million), respectively. For the six months ended December 31, 2024 and 2025, the Company reported net loss attributable to Zhibao Technology Inc,’s shareholders of RMB 0.6 million and RMB 4.3 million (US$0.6 million) , respectively. For the six months ended December 31, 2025, the Company had operating cash outflows of RMB 12.2 million (US$1.7 million). These conditions raised substantial doubt about the Company’s ability to continue as going concern.

Furthermore, the Company has entered into multiple financing arrangements involving convertible notes and warrants that contain variable conversion and settlement features. Certain of these arrangements include variable conversion price mechanisms, anti-dilution protections, and repayment obligations that may exceed the stated principal amounts. As of December 31, 2025, certain of these financing arrangements remained outstanding and subject to future settlement.

These features and subsequent financing activities could adversely affect the Company’s liquidity and cash flows, particularly in circumstances where the Company is required to make cash payments in connection with settlements, redemptions, or default-related remedies. The potential issuance of a significant number of shares upon conversion or exercise may also limit the Company’s ability to raise additional capital on favorable terms, which could further constrain liquidity.

Accordingly, the Company’s ability to continue as a going concern is dependent, in part, on its ability to manage these financing arrangements, including outstanding and unsettled obligations, generate sufficient operating cash flows, and obtain additional financing as needed. Management’s plans include improving operating performance and maintaining access to external sources of financing to support the Company’s ongoing operations.

As of December 31, 2025, the Company had cash of RMB 27.5 million (US$3.9 million), accounts receivable of RMB 116.4 million (US$16.4 million). The Company expects to collect outstanding accounts receivable in the next twelve months. On the other hand, the Company had current liabilities of RMB 223.1 million (US$31.9 million). The Company has a revolving credit facility agreement with one bank pursuant to which the Company could draw down RMB 30 million for a period through October 2026. The Company could enter loan contracts under the credit facility and the Company expected it could further renew the revolving credit facility agreement upon its maturity in November 2026. Besides, Mr. Ma, the founder and Chief Executive Officer of the Company, pledged his own property with carrying value of approximately RMB 120 million for the revolving credit facility (see Note 8). Mr. Ma provided a financial support letter to the Company, pursuant to which the property is available for sale for future operating fund shortage after repayment of borrowings.

There can be no assurance that the Company future cashflows from operating activities or financing activities including borrowings and equity financing will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If the Company is unable to raise sufficient financing or events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce certain discretionary spending, alter or scale back its digital insurance brokerage services, or be unable to fund capital expenditures, which would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. Given the Company’s existing cash balances and projected cash generated by, and used in, operating activities, the Company believes that it will have sufficient liquidity to fund its operating activities, and react as necessary to market changes, which may include working capital needs for at least twelve months from December 31, 2025, the Company has concluded that there is substantial doubt about its ability to continue as a going concern for a period of one year from the date that these unaudited condensed consolidated financial statements are issued.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments are accounted for at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are described below:

Level 1 —	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 —	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 —	inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments of the Company primarily comprised current assets and current liabilities including cash and cash equivalents, restricted cash, accounts receivable, short-term borrowings, accounts payable, insurance premium payables, other payables, payable for acquisition of a subsidiary and due to related parties. The Company’s financial instruments approximate their fair values because of the short-term nature of these instruments. Warrants and derivative liabilities were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 11 and 12). Convertible notes were measured at amortized cost using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 11).

Convenience Translation

Convenience Translation

Translations of balances in the Group’s consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for six ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB 6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025 or at any other rate.

Business Combination

Business Combination

Business combinations are recorded using the acquisition method of accounting. The Company uses a screen test to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business.

The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Changes in the ownership interest that do not result in a change in control of the subsidiary that is a business are accounted for as equity transactions (i.e., no gain or loss is recognized in earnings) and are accounted for in accordance with ASC 810-10-45-22 through ASC 810-10-45-24. The carrying amount of the noncontrolling interest will be adjusted to reflect the change in the noncontrolling interest’s ownership interest in the subsidiary. Any difference between the amount by which the noncontrolling interest is adjusted and the fair value of the consideration paid or received is recognized in equity/additional paid-in capital and attributed to the equity holders of the parent in accordance with ASC 810-10-45-23.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable are recorded at the gross amount less an allowance for any uncollectible accounts and do not bear interest. Accounts receivable represented brokerage fees receivable from insurer carriers.

The Company uses the roll-rate method to measure the expected credit losses of accounts receivable. The Company assesses collectability by reviewing accounts receivable on aging schedules. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected credit loss after management has determined that the likelihood of collection is not probable. The estimated credit losses charged to the allowance is classified as “general and administrative expenses” in the unaudited condensed consolidated statements of operations and comprehensive loss. For the six months ended December 31, 2024 and 2025, the Company provided expected credit losses of RMB 291,960 and reversed allowance for expected credit losses of RMB 11,915 against accounts receivable, respectively.

Intangible assets

Intangible assets

The intangible assets were comprised of (i) capitalization of certain software development costs related to the management general underwriter services during the application development stage, and (ii) customer relationships and license arose from business combination. The Company performs valuation of the intangible assets arising from business combination to determine the fair value to be assigned to each asset acquired. The Company determines the fair value using the appropriate approach which requires management to make significant estimates and assumptions. The acquired intangible assets are recognized and measured at fair value.

License is determined to have an infinite useful life and is not subject to amortization and tested for impairment at least annually. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:

Useful life
Customer relationships	7.25 years
Software	5 years

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

The Company assesses goodwill for impairment on annual basis as of June 30 or if indicators were noted for goodwill impairment. In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”) issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Company will first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. If this is the case, the quantitative goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the quantitative goodwill impairment test is not required.

Quantitative goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss, comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired. If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

In September 30, 2025, the Company recognized goodwill of $24,279,693 arising from business combination of Zhonglian (Note 3). As of December 31, 2025, no impairment was provided against the goodwill.

Revenue Recognition

Revenue Recognition

In accordance with ASC 606, revenue is recognized when the control of the promised goods or services is transferred to the customers, and the performance obligations under the contract have been satisfied, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services (excluding sales taxes collected on behalf of government authorities).

The Company determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company primarily generated revenues from contracts with customers:

Insurance brokerage services

The Company offers digital insurance brokerage services to end customers/the insured for placing insurance policies, and the Company earns insurance brokerage fees from insurance carriers upon completing insurance brokerage services. The commission fees are calculated on a predetermined percentage of insurance premium of each insurance policy. The insurance brokerage services are considered as a single performance obligation, as the insurer carriers cannot benefit until the Company sells an insurance policy. Commission fees are recognized when the Company completes the insurance brokerage services, at which point the Company successfully places an insurance policy for the end customers/the insured.

The Company recognizes insurance brokerage fees net of return allowances. End customers/the insured are generally entitled to return insurance policies at any time under no conditions. Significant judgement is required to estimate return allowances. The Company reasonably estimates the possibility of return based on the historical experience, changes in judgments on these assumptions and estimates could materially impact the amount of net revenues recognized. During the six months ended December 31, 2024 and 2025, the Company did not record return allowance because the Company historically incurred minimal returns from end customers/the insured and the Company did not expect a significant reversal in the amount of cumulative revenue.

Management general underwriter (“MGU”) services

On behalf of the insurance carriers, the Company offers MGU services to end customers/the insured who pay insurance premiums to insurance carriers. The insurance carriers authorize the Company to assist them in certain underwriting, claims and risk control services. The Company earns MGU service fees from insurance carriers. MGU service fees are calculated on a predetermined percentage of insurance premium of each insurance policy.

The Company identifies two performance obligations in the MGU services which are comprised of i) underwriting services, the revenue of which are recognized at a point when the Company completes the underwriting services, and ii) claims and risk control services, the revenue of which are recognized ratably over the terms of insurance policies, generally one year. The Company used cost plus expected margin method to estimate and allocate the transaction prices between both performance obligations.

Contract balances

The Company classifies its right to consideration in exchange for services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Company recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Company has transferred services to the customer before payment is received or is due, and the Company’s right to consideration is conditional on future performance or other factors in the contract. As of June 30, 2024 and 2025, the Company did not record contract assets.

The Company capitalizes incremental costs incurred to fulfill contracts that (i) relate directly to the contract, (ii) are expected to generate resources that will be used to satisfy the performance obligation under the contract, and (iii) are expected to be recovered through revenue generated under the contract. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates. As of June 30, 2025 and December 31, 2025, the Company had no deferred contract costs.

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under service arrangements. As of June 30, 2025 and December 31, 2025, the Company had no contract liabilities.

Practical expedients

Payment terms and conditions vary by contract type; however, the Company’s terms generally include a requirement of payment within a period between 30 to 60 days after reconciliation of insurance premiums with insurer companies if not paid in advance. The Company has elected the practical expedient to not assess whether a significant financing component exists if the period between when we transfer a promised good or service to a customer and when the customer pays for that good or service is one year or less.

Additionally, the Company has applied the following practical expedients: 1) not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less, and 2) to not capitalize incremental costs of obtaining a contract if the amortization would be less than 12 months.

Disaggregation of revenue

For the six months ended December 31, 2024 and 2025, substantially all of the Company’s revenue was generated in the PRC. The Company disaggregate revenue into two revenue streams as the following table:

	For the Six Months Ended December 31,
	2024	2025
	RMB	RMB
Insurance brokerage service fees	144,964,797	204,026,259
MGU service fees	1,766,514	2,267,797
Less: business taxes and surcharges	(360,026)	(318,882)
Total revenues	146,371,285	205,975,174

The Company disaggregates revenue by transferal of services as the following table:

	For the Six Months Ended December 31,
	2024	2025
	RMB	RMB
Services transferred at a point in time	146,284,524	205,902,092
Services transferred over time	446,787	391,964
Less: business taxes and surcharges	(360,026)	(318,882)
Total revenues	146,371,28	205,975,174

Segment Reporting

Segment Reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision makers in deciding how to allocate resources and assess performance. The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Company does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Therefore, the Company has only one operating segment and one reportable segment.

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer.

The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one principal reportable segment as defined by ASC 280. The Company has concluded that unaudited condensed consolidated net (loss) income is the measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on unaudited condensed consolidated net (loss) income as reported in the unaudited condensed consolidated statements of operations.

	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	USD (Note 2)
Revenues	146,371,285	205,975,174	29,454,058
Cost of revenues	(103,811,688)	(134,286,878)	(19,202,768)
Other operating expenses	(38,755,259)	(67,059,612)	(9,589,397)
Other income expenses, net	(3,357,696)	(2,045,691)	(292,529)
Income tax expenses	(1,091,247)	(2,028,478)	(290,068)
Net (loss) income	(644,605)	554,515	79,296

The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are all located in the PRC and substantially all of the Company’s revenues are derived from the PRC. Therefore, no geographical segments are presented.

Concentration and Credit Risk

Concentration and Credit Risk

1)	Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2025 and December 31, 2025, RMB 6,119,295 and RMB 21,718,875 (US$3,105,758) were deposited in financial institutions in the PRC, and each bank accounts is insured by the government authority with the maximum limit of RMB 500,000. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The risk with respect to accounts receivable and amounts due from related parties is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring processes of outstanding balances. The Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.

2)	Foreign currency risk

Substantially all of the Company’s operating activities that were conducted through the subsidiaries in China and related assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

3)	Concentration risks

Accounts receivable are typically unsecured and derived from goods sold and services rendered to customers that are located primarily in China, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company has a concentration of its receivables and revenues with specific customers. As of June 30, 2025, one customer accounted for 11% of accounts receivable. As of December 31, 2025, two customer accounted for 21% and 11% of accounts receivable, respectively.

For the six months ended December 31, 2024, four customer accounted for 20%, 14%, 12% and 10% of total revenue, respectively. For the six months ended December 31, 2025, two customers accounted for 19% and 15% of total revenue, respectively.

As of June 30, 2025, one vendor accounted for 13% of accounts payable. As of December 31, 2025, one vendor accounted for 9% of accounts payable.

For the six months ended December 31, 2024, two vendors accounted for 17% and 12% of total cost, respectively.  For the six months ended December 31, 2025, one vendors accounted for 11% of total cost.

4)	Other risks

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, such as the COVID-19 outbreak and spread, which could significantly disrupt the Company’s operations.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. As a result, the Company’s operating results and financial statements may not be comparable to the operating results and financial statements of other companies who have adopted the new or revised accounting standards.

In December 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On September 29, 2025, the FASB issued ASU 2025-07, “Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”)”, which (1) refines the scope of the guidance on derivatives in ASC 815 (“Issue 1”) and (2) clarifies the guidance on share-based payments from a customer in ASC 606 (“Issue 2”). The ASU is intended to address concerns about the application of derivative accounting to contracts that have features based on the operations or activities of one of the parties to the contract and to reduce diversity in the accounting for share-based payments in revenue contracts. ASU 2025-07 is effective for annual reporting periods beginning after December 15, 2026, including interim reporting periods within those annual reporting periods. Early adoption of the standard is permitted in an interim or annual reporting period for which financial statements have not been issued or made available for issuance. If an entity elects to early adopt the standard in an interim period, the entity must apply the standard as of the beginning of the fiscal year that includes the interim period. Further, an entity that elects to early adopt the ASU is required to early adopt the guidance for both Issue 1 and Issue 2 in the standard.

On July 30, 2025, the FASB issued ASU 2025-05 , “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (the “SEC”) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis. Retrospective application is permitted. The Company is in the process of evaluating the impact of ASU 2023-09 on the consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — Codification Amendments in Response to SEC’s Disclosure Update and Simplification Initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of the above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Company is in the process of evaluating the impact of ASU 2023-06 on the consolidated financial statements.

In March 2024, the FASB issued ASU 2024-01, “Compensation - Stock Compensation (Topic 718) - Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”), which intends to improve clarity and operability without changing the existing guidance. ASU 2024-01 provides an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. Entities can apply the guidance either retrospectively to all prior periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date of adoption. ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is in the process of evaluating the impact of ASU 2023-06 on the consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of operations and comprehensive loss, and unaudited condensed consolidated statements of cash flows.